Trade accounts payable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 55,603	R$ 37,710
Taxes payable	12,396	7,443
Dividends payable	28,394	42,060
Advances to customers	10,249	5,707
Other liabilities	4,528	34
Total current	111,170	92,954
Taxes payable	25,770	19,451
Other noncurrent	2,232
Total noncurrent	R$ 28,002	R$ 19,451